Employment benefit obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Employment Benefits [Abstract]
Net defined benefit obligations	₩ 1,638,785	₩ 1,476,201
Other long-term employee benefit obligations	6,284	6,868
Employee benefits liabilities, net	₩ 1,645,069	₩ 1,483,069